PACE® Select Advisors Trust

March 27, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Municipal Fixed Income Investments

•  PACE® Global Fixed Income Investments (formerly, PACE® International Fixed Income Investments)

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment strategies and the investment advisory arrangements for PACE High Yield Investments (the "fund"), a series of the Trust. At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has recently approved a proposal to permit the fund to allocate a portion of its portfolio to certain instruments, including exchange-traded funds, that derive their value from high yield fixed income securities, effective on or about March 27, 2017. Nomura Corporate Research and Asset Management Inc. and Nomura Asset Management Singapore Limited continue to serve as the fund's subadvisor and sub-manager, respectively. The supplement also updates certain information regarding the fund's investments in derivative instruments.

Second, this supplement updates certain information in the SAI regarding investments in other investment companies.

ZS-883

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE High Yield Investments

The section captioned "Principal strategies" and sub-captioned "Principal investments" on page 33 of the Multi-Class Prospectus and beginning on page 31 of the Class P Prospectus is revised by inserting the following as the third paragraph of that section:

The fund may also invest in other instruments, including exchange-traded funds ("ETFs"), that derive their value from such high yield fixed income securities.

The same section of each Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include options, futures, currency forward and futures agreements and swap agreements. These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns; in place of direct investments; and to obtain or adjust exposure to certain markets. Futures on indices and interest rate swaps may also be used to adjust the fund's portfolio duration.

The section captioned "Principal risks" beginning on page 34 of the Multi-Class Prospectus and page 32 of the Class P Prospectus is revised by inserting the following as the last paragraph of that section:

Investment company risk: Investments in investment companies, including ETFs, involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads which are in addition to the fund's direct fees and expenses.

The section captioned "More information about the funds—PACE High Yield Investments—Principal strategies" and sub-captioned "Principal investments" on page 88 of the Multi-Class Prospectus and page 86 of the Class P Prospectus is revised by inserting the following as the third paragraph of that section:

The fund may also invest in other instruments, including ETFs, that derive their value from such high yield fixed income securities.

The same section of each Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include options, futures, currency forward and futures agreements and swap agreements. These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns; in place of direct investments; and to obtain or adjust exposure to certain markets. Futures on indices and interest rate swaps may also be used to adjust the fund's portfolio duration.

The section captioned "The funds and their investment policies" and sub-captioned "PACE High Yield Investments" beginning on page 9 of the SAI is revised by inserting the following as the second paragraph of that section:

The fund may also invest in other instruments, including ETFs, that derive their value from such high yield fixed income securities.

II. Investments in other investment companies

The section captioned "The funds' investments, related risks and limitations" and sub-captioned "Investments in other investment companies" beginning on page 37 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

Subject to the provisions of any rules and regulations under the Investment Company Act or exemptive orders issued thereunder, securities of other investment companies may be acquired by each fund to the extent that such purchases are consistent with that fund's investment objectives and restrictions and are permitted under the Investment Company Act. Section 12(d)(1) of the Investment Company Act requires that, as determined immediately after a purchase is made, (1) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company, (2) not more than 10% of the value of the fund's total assets will be invested in securities of investment companies as a group and (3) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund. Certain exceptions to these limitations may apply. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a fund would bear in a connection with its own operations. A fund may invest in securities issued by other registered investment companies advised by UBS AM or otherwise, including other series of the Trust and exchange-traded funds, beyond the above percentage maximums pursuant to rules promulgated by the SEC and/or exemptive relief granted by the SEC to the extent that UBS AM determines that such investments are a more efficient means for a fund to gain exposure to certain asset classes than by the fund investing directly in individual securities. A fund may only invest in other series of the Trust or other investment companies to the extent that the asset class exposure in such portfolios is consistent with the permissible asset class exposure for the fund, had the fund invested directly in securities, and the portfolios of such investment companies are subject to similar risks and limitations as the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.